Financial Assets and Liabilities - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement Of Leases [Line Items]
Beginning balance		R$ 3,001,847	R$ 4,594,888
Business Combination (note 9.3)		3,281
Additions		142,562	3,531,470
Interest		426,313	606,529
Transfer between liabilities	[1]	(54,139)	(111,737)
Payment of principal		(461,040)	(5,424,917)
Payment of interest		(165,301)	(500,922)
Monetary adjustment		374,155	306,536
Ending balance		3,267,678	R$ 3,001,847
Current		405,820
Non-current		R$ 2,861,858

[1]	Transfer of railroad concession payable to lease (Note 13).